Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Bond Fund, Inc.
Entity Central Index Key	0000276463
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000011391 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Class R Shares
Trading Symbol	MRCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 2.78%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	2.78%	(0.58)%	1.65%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,873,183,739
Holdings Count | Holding	5,231
Advisory Fees Paid, Amount	$ 65,354,148
Investment Company Portfolio Turnover	595.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000052631 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Class K Shares
Trading Symbol	MPHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 3.57%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.57%	0.09%	2.32%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,873,183,739
Holdings Count | Holding	5,231
Advisory Fees Paid, Amount	$ 65,354,148
Investment Company Portfolio Turnover	595.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000037620 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor C Shares
Trading Symbol	MFHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 2.36%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.36%	(0.99)%	1.38%
Investor C Shares (with sales charge)	1.37	(0.99)	1.38
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,873,183,739
Holdings Count | Holding	5,231
Advisory Fees Paid, Amount	$ 65,354,148
Investment Company Portfolio Turnover	595.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000037618 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor A1 Shares
Trading Symbol	MEHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A1 Shares returned 3.23%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	3.23%	(0.15)%	2.10%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,873,183,739
Holdings Count | Holding	5,231
Advisory Fees Paid, Amount	$ 65,354,148
Investment Company Portfolio Turnover	595.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011387 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor A Shares
Trading Symbol	MDHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 3.07%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.07%	(0.29)%	1.93%
Investor A Shares (with sales charge)	(1.06)	(1.11)	1.51
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,873,183,739
Holdings Count | Holding	5,231
Advisory Fees Paid, Amount	$ 65,354,148
Investment Company Portfolio Turnover	595.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000052630 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Service Shares
Trading Symbol	MSHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Service Shares returned 3.16%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	3.16%	(0.31)%	1.94%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,873,183,739
Holdings Count | Holding	5,231
Advisory Fees Paid, Amount	$ 65,354,148
Investment Company Portfolio Turnover	595.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011390 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Institutional Shares
Trading Symbol	MAHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 3.48%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.48%	0.02%	2.25%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,873,183,739
Holdings Count | Holding	5,231
Advisory Fees Paid, Amount	$ 65,354,148
Investment Company Portfolio Turnover	595.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.